Employee Compensation - Summary of Duration of Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Pension Plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	13	12.1
Pension Plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	7.5	7.2
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	11.7	11.2